Long-term investments, net - Equity method investments (Details) $ / shares in Units, ¥ in Thousands, RM in Thousands, $ in Thousands					1 Months Ended						12 Months Ended
	Sep. 01, 2021 USD ($)	Sep. 01, 2021 CNY (¥)	Jul. 26, 2021 USD ($) $ / shares shares	Jul. 26, 2021 CNY (¥) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Nov. 30, 2023 USD ($)	Nov. 30, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)		May 31, 2024 USD ($)	May 31, 2024 CNY (¥)	Aug. 31, 2021	Jun. 30, 2019
Long-term investments
Impairment loss recognized											$ 0		$ 894		$ 0
Cash contribution to acquire equity method investment											0		7,451	[1]	0	[1]
Equity method investments, net					$ 1,163		$ 1,436				1,163		1,436
Equity method investment distribution											892		$ 0	[1]	$ 0	[1]
SiEngine Technology Co., Ltd
Long-term investments
Cash contribution to acquire equity method investment			$ 10,600
Value of shares issued to acquire equity method investment			95,800
Carrying amount of the Company's controlling shareholder			0
Excess of consideration over the carrying amount of the equity investment			$ 106,408	¥ 689,670
SiEngine Technology Co., Ltd | Series B Redeemable Convertible Preferred
Long-term investments
Number of shares issued to acquire equity method investment | shares			9,882,082	9,882,082
Issuance price (in USD per share) | $ / shares			$ 9.70
SiEngine Technology Co., Ltd
Long-term investments
Equity interest (as a percent)			34.61%				0.00%						0.00%
Equity interest sold (as a percent)							3.29%	3.29%
Proceeds from divestiture of interest							$ 17,947	¥ 130,000
Equity method investments, net					0		0				0		$ 0
Hubei Dongjun Automotive Electronics Technology Co., Ltd.
Long-term investments
Equity interest (as a percent)	49.00%	49.00%							49.00%	49.00%							49.00%	49.00%	51.00%
Cash contribution to acquire equity method investment									$ 6,777	¥ 49,000
Equity interest sold (as a percent)	2.00%	2.00%
Proceeds from divestiture of interest	$ 155	¥ 1,000
Equity method investments, net																	$ 674	¥ 4,900
Proceeds from divestiture of interest in joint venture					334	¥ 2,369
Equity interest in joint venture					0
Equity method investment distribution											294
ACO Tech Sdn. Bhd.
Long-term investments
Equity interest (as a percent)																				10.00%
Equity method investments, net					0		$ 463				0		$ 463
Distributed earnings											951	RM 4,000
Equity method earnings					$ 353						$ 353

[1]	Restated (refer to Note 2(c))